Accounting policies and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the presentation currency using the following exchange rates:

	December 31, 2020		December 31, 2021		December 31, 2022
€1 EQUALS TO	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE
USD	1.1422	1.2271	1.1827	1.1326	1.0530	1.0666

Disclosure of depreciation periods
Depreciation periods are as follows:

Buildings and improvements on buildings	20	to	40 years
Installations	5	to	20 years
Technical installations and equipment			8 years
Equipment and office furniture			5 years
Computers and IT equipment			3 years